Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share
8.	NET LOSS PER SHARE

Basic net loss per share is determined by dividing net loss by the weighted-average shares of common stock outstanding during the period. Diluted net loss per share is determined by dividing net loss by diluted weighted-average shares outstanding. Diluted weighted-average shares reflects the dilutive effect, if any, of potentially dilutive shares of common stock, such as options to purchase common stock calculated using the treasury stock method and convertible notes using the “if-converted” method. In periods with reported net operating losses, all options to purchase common stock are deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal.

The Company’s restricted shares are entitled to receive dividends and hold voting rights applicable to the Company’s common stock, irrespective of any vesting requirement. Accordingly, although the vesting commences upon the elimination of the contingency, the restricted shares are considered a participating security and the Company is required to apply the two-class method to consider the impact of the restricted shares on the calculation of basic and diluted earnings per share. The Company is currently in a net loss position and is therefore not required to present the two-class method; however, in the event the Company is in a net income position, the two-class method must be applied by allocating all earnings during the period to common shares and restricted shares.

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share data):

	Three Months Ended September 30,
	2018	2019
	(in thousands)
Net loss	$(5,127)	$(11,317)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	10,532,926	15,134,422

Net loss per share, basic and diluted	$(0.49)	$(0.75)

	Nine Months Ended September 30,
	2018	2019
	(in thousands)
Net loss	$(23,233)	$(27,331)
Weighted-average number of shares outstanding used in computing net loss per share, basic and diluted	9,687,078	12,971,641

Net loss per share, basic and diluted	$(2.40)	$(2.11)

15.	NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (in thousands, except per share data):

	Year-Ended December 31,
	2017	2018
Net loss	$(23,067)	$(31,823)
Weighted-average number of shares used in computing net loss per share, basic and diluted	8,004,804	10,160,879
Net loss per share, basic and diluted	$(2.88)	$(3.13)

All other outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share because including them would have had an anti-dilutive effect.